FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 34,159	$ 29,515
Derivative financial instruments	192,181	154,906
Brokerage payables designated at fair value	42,522	45,085
Debt issued designated at fair value	128,289	73,638
Other financial liabilities designated at fair value	29,484	30,237
Total financial liabilities measured at fair value through profit or loss	426,635	333,381
Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	53,500
Debt issued designated at fair value	37,200
Other financial liabilities designated at fair value	5,114
Total financial liabilities measured at fair value through profit or loss	98,519
Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	18,606	16,951
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	5,071	4,707
Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	9,464	6,587
Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	954	1,229
Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	89,887	88,508
Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	52,920	37,545
Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	41,380	26,148
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	4,700	1,199
Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1,458	1,361
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1,172	43
Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	15,992	13,221
Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,416	15,333
Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	6,076	1,684
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	27,684	23,578
Derivative financial instruments	771	640
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	0	0
Other financial liabilities designated at fair value	0	0
Total financial liabilities measured at fair value through profit or loss	28,454	24,219
Level 1 | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total financial liabilities measured at fair value through profit or loss	2,355
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	18,266	16,521
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	28	36
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	8,559	5,880
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	832	1,141
Level 1 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	457	587
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	6,315	5,823
Derivative financial instruments	185,815	152,582
Brokerage payables designated at fair value	42,522	45,085
Debt issued designated at fair value	113,012	63,111
Other financial liabilities designated at fair value	26,878	29,547
Total financial liabilities measured at fair value through profit or loss	374,542	296,148
Level 2 | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total financial liabilities measured at fair value through profit or loss	85,859
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	248	352
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4,981	4,643
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	905	706
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	118	84
Level 2 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	89,394	87,897
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	52,673	37,429
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	38,046	24,963
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	4,081	920
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1,437	1,309
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	135	19
Level 2 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	15,992	13,221
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	7,416	15,333
Level 2 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,471	993
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	161	114
Derivative financial instruments	5,595	1,684
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	15,276	10,527
Other financial liabilities designated at fair value	2,606	691
Total financial liabilities measured at fair value through profit or loss	23,638	13,015
Effect of change in methodology of testing for observability on liabilities measured at fair value, if applied retrospectively	(1,300)
Change in methodology of testing for observability on liabilities measured at fair value, balance affected	1,900
Level 3 | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Effect of change in methodology of testing for observability on financial assets at fair value held for trading, applied retrospectively	2,400
Effect of change in methodology of testing for observability on derivative financial liabilities, applied retrospectively	17
Level 3 | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total financial liabilities measured at fair value through profit or loss	10,305
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	92	78
Total financial liabilities measured at fair value through profit or loss	100	100
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	62	27
Total financial liabilities measured at fair value through profit or loss	100	0
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	1
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4	3
Total financial liabilities measured at fair value through profit or loss	0	0
Level 3 | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	36	24
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	246	116
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	3,333	1,184
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	619	279
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	21	52
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	1,037	24
Level 3 | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 2,606	$ 691